CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 58,750	$ 101,131
Marketable securities	17,420	0
Accounts receivable, net of allowance for doubtful accounts of $713 and $274 in 2015 and 2014, respectively	15,647	11,120
Deferred commissions	1,368	852
Other receivables	818	295
Prepaid expenses and other current assets	3,875	3,143
Total current assets	97,878	116,541
Restricted cash	0	401
Property and equipment, net	44,410	46,265
Intangible assets, net	896	549
Other assets	711	795
Total assets	143,895	164,551
Current liabilities
Accounts payable	5,138	3,011
Accrued expenses and other current liabilities	20,394	16,765
Deferred revenue	55,741	42,605
Deferred government grant obligation	985	2,324
Current portion of capital lease and financing obligations	1,808	1,941
Current portion of long-term debt	18	84
Total current liabilities	84,084	66,730
Deferred revenue	7,597	13,671
Deferred government grant obligation	1,996	3,424
Other long-term liabilities	3,343	2,069
Capital lease and financing obligations	21,083	22,747
Long-term debt	73	91
Total liabilities	118,176	108,732
Stockholders’ equity
Preferred stock, $0.001 par value per share, 100,000,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in-capital	202,371	189,168
Accumulated deficit	(176,934)	(133,535)
Accumulated other comprehensive income	241	147
Total stockholders’ equity	25,719	55,819
Total liabilities and stockholders’ equity	143,895	164,551
Class A Common Stock
Stockholders’ equity
Common stock	29	27
Class B Common Stock
Stockholders’ equity
Common stock	$ 12	$ 12